Note 46 Remuneration system with deferred delivery of shares of non executive directors (Details) - shares		Jun. 30, 2024	Jun. 30, 2023
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1],[2]	95,877	115,823
Theoretical shares accumulated as of 30 june	[2]	634,254	849,685
José Miguel Andrés Torrecillas [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	13,407	16,023
Theoretical shares accumulated as of 30 june		147,455	134,048
Jaime Caruana Lacorte [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	11,350	17,255
Theoretical shares accumulated as of 30 june		106,310	94,960
Enrique Casanueva Nardiz [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1],[3]	0	0
Theoretical shares accumulated as of 30 june	[3]	0	0
Sonia Lilia Dulá [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1],[4]	5,042	0
Theoretical shares accumulated as of 30 june	[4]	5,042	0
Raúl Galamba de Oliveira [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	10,423	10,091
Theoretical shares accumulated as of 30 june		40,191	29,768
Belén Garijo López [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	9,401	10,603
Theoretical shares accumulated as of 30 june		110,593	101,192
Connie Hedegaard [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	3,914	3,263
Theoretical shares accumulated as of 30 june		7,177	3,263
Lourdes Maiz Carro [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	5,384	7,237
Theoretical shares accumulated as of 30 june		76,977	71,593
Cristina de Parias Halcón
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1],[3]	0	0
Theoretical shares accumulated as of 30 june	[3]	0	0
José Maldonado Ramos [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1],[5]	7,735	10,397
Theoretical shares accumulated as of 30 june	[5]	0	146,874
Ana Peralta Moreno [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	5,384	7,237
Theoretical shares accumulated as of 30 june		47,713	42,329
Juan Pi Llorens [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1],[5]	8,157	13,943
Theoretical shares accumulated as of 30 june	[5]	0	148,542
Ana Revenga Shanklin [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	6,947	8,035
Theoretical shares accumulated as of 30 june		31,161	24,214
Carlos Salazar Lomelín [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	3,882	5,218
Theoretical shares accumulated as of 30 june		21,012	17,130
Jan Verplancke [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	4,851	6,521
Theoretical shares accumulated as of 30 june		40,623	35,772

[1]	(1) The number of theoretical shares allocated has been calculated based on the average of the closing prices of the BBVA share during the 60 trading sessions prior to the dates of the Ordinary General Meetings of March 15, 2024 and March 17, 2023, which were €8.84 and € 6.58 per share, respectively
[2]
(5) The total number of theoretical shares allocated during the first half of 2023 does not include the 13,648 theoretical shares assigned to Susana Rodríguez Vidarte, whose term of office ended on March 17, 2023 and, in application of the system, following the end of her term of office, she received a total of 191,423 BBVA shares, which is equivalent to the total theoretical shares accumulated up to that date.

[3]	(2) Directors appointed by the General Meeting held on March 15, 2024, therefore the allocation of theoretical shares is not due until 2025.
[4]	(3) Director appointed by the General Meeting held on March 17, 2023, therefore the first allocation of theoretical shares was made in 2024.
[5]
(4) Directors who left office on March 15, 2024. In application of the system, José Maldonado Ramos and Juan Pi Llorens received, after the end of their respective terms of office, a total of 154,609 and 156,699 BBVA shares, respectively, which is equivalent to the total theoretical shares accumulated by each of them until said date.